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                                       AF
                                  AQUINAS FUNDS

                           ---------------------------
                                  ANNUAL REPORT
                           ---------------------------

                             THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                                December 31, 2000

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DEAR SHAREHOLDER:                                                  DECEMBER 2000

The Aquinas Funds, America's Catholic mutual funds investing in companies reflecting Catholic and family values, enters its eighth year with continued enthusiasm. Since January 1994, we have provided competitive returns and influenced many corporations to change their policies to better reflect Catholic and family values. Your investment and confidence in the Aquinas Funds have been rewarded in multiple ways.

In 2000 we shortened the name of Aquinas Equity Growth to Aquinas Growth and we renamed the Aquinas Equity Income Fund to Aquinas Value in order to make it easier for financial professionals to understand our investing style as they counsel their clients. We changed the investment objective of Aquinas Balanced to a small-cap objective and renamed it the Aquinas Small-Cap in order to satisfy a need for a Catholic values small-cap fund. All of these changes were to make it easier for third parties (financial planners, registered representatives, brokers) to help us communicate to Catholics that they both can invest in companies that reflect their values and earn a competitive return. The Aquinas Growth Fund invests primarily in large-cap (over $5 billion) growth stocks, the Aquinas Value Fund invests primarily in large-cap (over $5 billion) value stocks and the Aquinas Small-Cap Fund invests primarily in smaller-cap (usually under $2 billion at the time of purchase) stocks.

The 2000 market "roller coaster" was quite a ride! Aquinas equity funds did comparatively well and we are happy to provide this annual report of activity. All three Aquinas equity funds outperformed the major market indices (Dow Jones Industrial Average, S&P 500(R) and Nasdaq Composite) in 2000. As you recall, 2000 came on the heels of a wild 1999 where a handful of stocks influenced the benchmark indices and masked the reality that stocks were weakening. There was a short upward flurry of movement until April 2000 when the Nasdaq started declining, often more than 100 points a day. Growth stocks weakened and value stocks strengthened. There were great movements up and down as "day traders" injected irrational exuberance into the market until mid-year. Then it was downhill until September, which finished up. In early October the downward slide started and many of the tech stocks were hammered. The Nasdaq lost 33% in the 4th quarter of 2000! Many who had set up trading accounts and thought it easy to be "investors" found out that they had actually been "speculators." One of our portfolio managers pointed out to us that the real return of the Nasdaq over the two years 1999-2000 was an average 6% a year with a lot of heartburn. And many of the day traders are "out of business." Here are the market results for the year ended December 31, 2000:


     Nasdaq                      -39.18%            And your results:
     S&P 500/R                    -9.10%            Aquinas Growth               +2.48%
     Dow Jones                    -4.71%            Aquinas Value                -1.19%
     Russell 3000                 -7.46%            Aquinas Small-Cap            +3.19%


(Prior to November 1, 2000 the Small-Cap Fund was operated as a Balanced Fund.)

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Fortunately, Aquinas Funds does not speculate - we only invest in established companies with real earnings. Compared to the market averages listed above, Aquinas did fine.

On the fixed income side, Aquinas Fixed Income (+9.11% in 2000) kept pace with the movement of interest rates. During 2000, interest rates rose as the Federal Reserve sought to reduce the growth rate of the U.S. economy. Unemployment was down, inflation was under control, and our growth rate was too high to be sustained without danger to the world economy and cost-push inflation factors. Additionally, a flight to quality created a spread between corporate securities and U.S. Treasury securities that was much greater than would be normal. This had a short-term effect of lowering our returns relative to our benchmark. As the spreads return to historical levels, our portfolio should benefit and we recommend patience.

Lehman Bros. Gov't/Credit Bond Index          +11.85%
Aquinas Fixed Income                           +9.11%

On another positive note, I would like to recap the names of some of the companies that have been influenced by our Catholic values investor relations efforts. We look at constructive engagement as the hallmark of our approach.
It is our objective to provide a tempered investor view of the company and persuade corporate executives that the company will be better off to voluntarily reconsider positions with which we have issue. We try to present our argument that there is an economic value to the company to "do good" and there is a long-run cost in not "doing good." Corporate customers, plaintiff attorneys, regulators and activist groups have interest in topics such as abortion, contraception, military weapons of mass destruction, gender and race discrimination, affordable housing, religious disparagement, tobacco, sweatshops, workers across the border in Mexico (maquilladores), etc. They all have economic and time interests that corporate management must acknowledge. The Aquinas approach tries to achieve a win-win

--------------------------------------------------------------------------------
     Abbott Laboratories                             Johnson and Johnson
--------------------------------------------------------------------------------
     Aetna                                           Luby's Cafeterias
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     American International Group                    May Department Stores
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     BankAmerica                                     Merck
--------------------------------------------------------------------------------
     Bank One                                        Outdoor Systems
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     Chase Manhattan                                 Pfizer
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     Citigroup                                       PNC Bank
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     Clear Channel Communications                    Tenet Healthcare
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     Disney                                          Teva Pharmaceutical
--------------------------------------------------------------------------------
     Ford                                            Texaco
--------------------------------------------------------------------------------
     GE                                              U S  WEST
--------------------------------------------------------------------------------
     Home Depot                                      Whirlpool
--------------------------------------------------------------------------------

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solution if it is possible. With most of the above companies, we have achieved our immediate objective. These are companies that your investment dollars have influenced in positive ways. We salute the management of these companies and thank them for their positive response to the issues.

When you first invested with Aquinas, you probably did not believe that much could be accomplished. When you look at the list above (and this list is not everyone), you can see what an impact you have made.

A name that you do not see on the list above is AT&T (the nation's largest cable TV distributor). We would compare AT&T to the character in Star Wars named Darth Vader. A formerly benevolent entity has bent toward the dark side as the new AT&T management and directors believe that delivering arguably obscene pornography (XXX-rated videos from the Hot Network) is good for their company and our nation. AT&T refuses to discuss it. I guess that I would avoid discussing it too because the only thing that you can say is that it may earn the company some short-term profits. AT&T reportedly receives 90% of the revenue each time one of these movies is viewed. You can help on this issue if you want:

You can write or telephone the main people involved in the decision:

MR. DAN SOMERS, PRESIDENT             MR. C. MICHAEL ARMSTRONG, CHAIRMAN AND CEO
AT&T BROADBAND SERVICES               AT&T
9197 SOUTH PEORIA DRIVE               32 AVENUE OF THE AMERICAS
ENGLEWOOD, CO 80112                   NEW YORK, NY 10013-2412
TELEPHONE # 720-875-4171              TELEPHONE # 908-221-4191

Let them know your opinions and the perception that it has on your willingness to do business with any AT&T service. Use your own words.

If you would like a copy of our AT&T Action Ideas, please call us at 1-877-AQUINAS for other ideas on how to get the attention of AT&T's management.

We look forward to entering the twenty-first century knowing that the Aquinas Funds' constructive engagement concept works financially and morally. Thank you for investing with us.

Sincerely,

/s/Frank Rauscher

Frank Rauscher
President and Treasurer

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AQUINAS FIXED INCOME FUND


TOTAL RETURNS
For the Periods Ended December 31, 2000

                                                Five       Average
                                                Year       Annual
                                       One     Average      Since
                                       Year     Annual     Inception
--------------------------------------------------------------------------------
Aquinas Fixed
Income Fund                            9.11%    5.07%       5.38%
--------------------------------------------------------------------------------
Lehman Bros. Gov't./
Credit Bond Index                     11.85%    6.24%       6.54%
--------------------------------------------------------------------------------

                                         Lehman Bros.
                    AQUINAS FIXED       Gov't./Credit
                     INCOME FUND          Bond Index

Jan. 3, 1994          $10,000              $10,000
Dec. 1994               9,691                9,649
Dec. 1995              11,266               11,505
Dec. 1996              11,585               11,840
Dec. 1997              12,574               12,995
Dec. 1998              13,475               14,225
Dec. 1999              13,224               13,920
Dec. 2000              14,429               15,569


This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Lehman Brothers Government/Credit Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies).

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AQUINAS VALUE FUND

TOTAL RETURNS
For the Periods Ended December 31, 2000
                                                Five       Average
                                                Year       Annual
                                       One     Average      Since
                                       Year     Annual     Inception
--------------------------------------------------------------------------------
Aquinas
Value Fund                           -1.19%    10.17%       11.47%
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S&P 500
Stock Index                          -9.10%    18.33%       18.28%
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Russell 3000
Value Index                           8.04%    16.48%       16.34%
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                        AQUINAS           S&P 500         Russell 3000
                      VALUE FUND         Stock Index       Value Index

Jan. 3, 1994          $10,000              $10,000           $10,000
Dec. 1994               9,707               10,132             9,806
Dec. 1995              13,165               13,939            13,436
Dec. 1996              15,854               17,140            16,338
Dec. 1997              20,269               22,859            22,029
Dec. 1998              21,383               29,393            25,002
Dec. 1999              21,623               35,577            26,665
Dec. 2000              21,366               32,338            28,808

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

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AQUINAS GROWTH FUND

TOTAL RETURNS
For the Periods Ended December 31, 2000
                                                Five       Average
                                                Year       Annual
                                       One     Average      Since
                                       Year     Annual     Inception
--------------------------------------------------------------------------------
Aquinas Growth Fund                    2.48%    19.55%      16.82%
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S&P 500
Stock Index                           -9.10%    18.33%      18.28%
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Russell 3000 Index                    -7.46%    17.39%      17.32%
--------------------------------------------------------------------------------

                       AQUINAS             S&P 500          Russell
                    GROWTH FUND          Stock Index      3000 Index

Jan. 3, 1994          $10,000              $10,000          $10,000
Dec. 1994               9,322               10,132           10,018
Dec. 1995              12,145               13,939           13,705
Dec. 1996              14,927               17,140           16,695
Dec. 1997              19,252               22,859           22,001
Dec. 1998              23,478               29,393           27,312
Dec. 1999              28,939               35,577           33,021
Dec. 2000              29,656               32,338           30,557

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000 Index is composed of the 3,000 largest U.S. securities, as determined by total market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

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AQUINAS SMALL-CAP FUND

TOTAL RETURNS
For the Periods Ended December 31, 2000

                                                Five       Average
                                                Year       Annual
                                       One     Average      Since
                                       Year     Annual     Inception
--------------------------------------------------------------------------------
Aquinas
Small-Cap Fund                        3.19%     9.99%         9.79%
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S&P 500
Stock Index                          -9.10%    18.33%        18.28%
--------------------------------------------------------------------------------

                     AQUINAS                S&P 500
                  SMALL-CAP FUND          Stock Index

Jan. 3, 1994          $10,000              $10,000
Dec. 1994               9,694               10,132
Dec. 1995              11,937               13,939
Dec. 1996              13,763               17,140
Dec. 1997              16,502               22,859
Dec. 1998              17,899               29,393
Dec. 1999              18,625               35,577
Dec. 2000              19,219               32,338

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one investment vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


  Principal
   Amount                                         Value
   ------                                         -----

           FIXED INCOME BONDS 97.9%

           ASSET-BACKED SECURITIES 14.1%
$ 80,000   ACCMT 1998-A A, 6.75%, 7/15/03      $  80,030
 300,000   Amresco Residential Securities
           Mortgage Loan Trust,
           8.075%, 4/25/26                       309,066
 309,043   Amresco Residential Securities
           Mortgage Loan Trust,
           7.615%, 3/25/27                       309,919
 360,000   AT&T Universal Card Master Trust,
           6.65%, 9/17/03                        360,170
 215,000   Bank America Master Credit Card,
           6.84%, 8/15/03                        215,129
 350,000   Capital Auto Receivables Asset Trust,
           5.68%, 8/15/04                        349,160
 240,000   Carco Auto Loan Master Trust,
           6.76%, 11/17/03                       239,897
 608,135   Chase Commercial Mortgage
           Securities Corp., 6.34%, 12/18/06     612,051
 150,000   First Chicago Master Trust II,
           6.84%, 4/15/03                        150,108
 372,023   First Union - Lehman Brothers,
           6.479%, 3/15/04                       373,800
  90,000   First USA Credit Card Master Trust,
           6.80%, 4/19/04                        90,063
 199,108   GE Capital Mortgage Services,
           6.50%, 4/25/29                        195,458
 226,460   GMAC Commercial Mortgage,
           6.83%, 12/15/03                       227,835
 470,017   J.P. Morgan CMFC,
           6.952%, 9/15/29                       472,604
 200,000   MBNA Master Credit Card Trust,
           7.35%, 7/16/07                        209,920
 309,365   Morgan Stanley Capital Funding I,
           6.19%, 1/15/07                        309,916

  Principal
   Amount                                         Value
   ------                                         -----

           ASSET-BACKED SECURITIES 14.1% (CONT'D.)
$440,644  Morgan Stanley Capital Funding I,
           6.25%, 7/15/07                       $443,626
 436,264   Mortgage Capital Funding, Inc.,
           6.758%, 2/20/04                       441,379
 460,000   Norwest Asset Securities Corp.,
           6.00%, 1/25/29                        393,921
  86,257   Olympic Auto Trust,
           6.625%, 12/15/02                      86,312
 400,000   Prudential Securities Secured
           Financing Corp., 6.48%, 1/15/09       400,915
  60,000   Residential Accredit Loans, Inc.,
           6.75%, 6/25/28                         57,142
  50,000   Residential Accredit Loans, Inc.,
           6.50%, 5/25/29                         46,892
                                               ---------
                                               6,375,313
                                               ---------

           CORPORATE BONDS 64.8%
  50,000   Alcoa, Inc., 7.375%, 8/1/10           52,837
 220,000   American Airlines,
           7.024%, 10/15/09                      225,093
 200,000   Associates Corp. of North America,
           5.80%, 4/20/04                        196,845
 220,000   Associates Corp. of North America,
           7.75%, 2/15/05                        232,137
 200,000   Bank of America Corp.,
           6.625%, 8/1/07                        196,826
 200,000   Bear Stearns Corp., 6.75%, 12/15/07   195,111
 655,000   Bellsouth Capital Funding,
           6.04%, 11/15/26                       652,684
 900,000   Bellsouth Capital Funding,
           7.12%, 7/15/97                        794,229
 209,000   Bellsouth Telecom, 7.00%, 12/1/95     186,245
 110,000   British Telecom PLC,
           8.125%, 12/15/10                      111,488
 840,000   British Telecom PLC,
           8.625%, 12/15/30                      841,081

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


  Principal
   Amount                                        Value
   ------                                        -----

           CORPORATE BONDS 64.8% (CONT'D.)
$ 400,000  Citgroup, Inc., 6.875%, 6/1/25    $   411,997
1,275,000  Coca-Cola Enterprises, Inc.,
           7.00%, 10/1/26                      1,311,781
  140,000  Coca-Cola Enterprises, Inc.,
           6.75%, 9/15/28                        133,297
  600,000  Commercial Credit Co.,
           7.875%, 2/1/25                        633,742
   50,000  Conagra, Inc., 7.50%, 9/15/05          52,251
  198,200  Continental Airlines,
           8.048%, 11/1/20                       212,558
  150,000  Daimlerchrysler NA,
           7.75%, 6/15/05                        152,627
  400,000  Delta Air Lines, 7.57%, 11/18/10      422,224
  920,000  Donaldson Lufkin Jenrette
           Securities Corp., 5.625%, 2/15/16     907,002
   71,000  East Coast Power LLC,
           7.066%, 3/31/12                        67,960
  645,000  Edison International, Inc.,
           6.875%, 9/15/04                       536,345
  300,000  El Paso Energy Corp.,
           6.75%, 5/15/09                        295,751
  100,000  EOP Operating LP, 6.375%, 1/15/02      99,782
  515,000  EOP Operating LP, 6.376%, 2/15/02     512,072
  200,000  EOP Operating LP, 6.376%, 8/1/10      210,242
  190,000  First Union Corp., 6.40%, 4/1/08      180,767
  295,000  First Union Corp., 6.824%, 8/1/26     291,746
1,000,000  First Union Corp., 7.50%, 4/15/35   1,006,748
1,200,000  Ford Motor Credit Co.,
           7.375%, 10/28/09                    1,198,896
  200,000  Ford Motor Co., 7.45%, 7/16/31        188,120
  575,000  G.E. Capital Corp., 7.50%, 6/5/03     594,553
  300,000  General Motors Acceptance Corp.,
           5.95%, 3/14/03                        295,399
  750,000  General Motors Acceptance Corp.,
           8.875%, 6/1/10                        818,048

  Principal
   Amount                                         Value
   ------                                         -----
           CORPORATE BONDS 64.8% (CONT'D.)
$ 950,000  Grand Metropolitan Investment PLC,
           7.45%, 4/15/35                    $   991,422
  175,000  Hanson PLC, 7.875%, 9/27/10           174,194
1,160,000  Heller Financial, Inc.,
           6.00%, 3/19/04                      1,129,531
1,000,000  Household Finance Corp.,
           7.20%, 7/15/06                      1,014,166
1,100,000  Hydro-Quebec, 8.05%, 7/7/24         1,248,490
 800,000   IBM Corp., 6.22%, 8/1/27              801,826
1,290,000  Lehman Brothers Hldg., Inc.,
           8.80%, 3/1/15                       1,409,537
1,030,000  Motorola, Inc., 6.50%, 9/1/25       1,046,923
  700,000  NationsBank Corp.,
           8.57%, 11/15/24                       757,619
  150,000  News America, Inc., 6.625%, 1/9/08    139,989
  200,000  Norfolk Southern Corp.,
           6.95%, 5/1/02                         200,873
  175,000  Occidental Petroleum,
           8.45%, 2/15/29                        192,876
1,125,000  Penney (J.C.) & Co., Inc.,
           7.40%, 4/1/37                         696,822
  605,000  Procter & Gamble, 8.00%, 9/1/24       693,418
   97,091  Salton Sea Funding,
           8.30%, 5/30/11                        101,457
  180,000  Sprint Capital Corp., 6.90%, 5/1/19   149,018
  900,000  Transamerica Financial Corp.,
           7.25%, 8/15/02                        911,602
  930,000  Tyco International Group,
           6.25%, 6/15/03                        920,981
  200,000  US West Capital Funding,
           6.375%, 7/15/08                       190,352
1,000,000  WMX Technologies, Inc.,
           7.10%, 8/1/26                         986,502
1,200,000  WorldCom, Inc., 7.75%, 4/1/27       1,234,590
                                              ----------
                                              29,210,672
                                              ----------
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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


  Principal
   Amount                                        Value
   ------                                        ------
           FOREIGN GOVERNMENT AGENCIES 1.2%
$110,000   Malaysia, 8.75%, 6/1/09           $   119,284
 200,000   Quebec Province, 5.75%, 2/15/09       193,067
 100,000   Republic of Chile, 6.875%, 4/28/09     97,129
 110,000   South Africa, 9.125%, 5/19/09         112,750
                                              ----------
                                                 522,230
                                              ----------

           U.S. GOVERNMENT AGENCIES 13.1%
 197,000   FHLMC, 5.75%, 3/15/09                 193,362
 194,000   FHLMC, 6.625%, 9/15/09                201,668
 263,866   FHLMC, Pool 555316,
           9.00%, 6/1/19                         273,371
 210,732   FHLMC, 9.50%, 12/1/22                 223,937
 150,000   FHLMC, 6.00%, 1/15/29                 139,679
 409,731   FHLMC, 7.264%, 8/1/29                 423,430
 269,548   FNA 1998-M2 B, 6.25%, 3/17/21         269,061
 770,000   FNMA, 6.625%, 9/15/09                 800,434
 235,361   FNMA, #523850, 10.50%, 10/1/14        259,963
 795,000   FNMA 15 Yr TBA, 7.50%, 1/25/16        810,900
 120,000   FNMA, 6.00%, 5/25/29                  107,770
 165,000   FNMA, 6.00%, 10/25/29                 154,030
  56,334   FNMA, 7.233%, 4/1/30                   57,285
 104,821   FNMA, 7.299%, 6/1/30                  106,496
 241,410   GNMA, #780904, 9.50%, 7/15/18         258,834
 300,000   GNMA, 1998-22PD,
           6.50%, 9/20/28                        290,349
 600,000   GNMA 30 Yr TBA,
           6.50%, 2/20/31                        593,250
 750,000   Tennessee Valley Authority,
           6.235%, 7/15/45                       750,188
                                              ----------
                                               5,914,007
                                              ----------

  Principal
   Amount                                        Value
   -----                                         -----
           U.S. TREASURY OBLIGATIONS 4.7%
$ 200,000  U.S. Treasury Bond,
           7.625%, 2/15/07                  $    204,266
   90,000  U.S. Treasury Bond,
           8.875%,  8/15/17                      122,234
   50,000  U.S. Treasury Bond,
           8.125%, 8/15/21                        65,361
   70,000  U.S. Treasury Bond,
           8.00%, 11/15/21                        90,573
  300,000  U.S. Treasury Note,
           7.00%, 7/15/06                        326,611
  455,000  U.S. Treasury Note,
           6.50%, 2/15/10                        497,976
1,675,000  U.S. Treasury Strips, 5/15/18         628,978
   70,000  U.S. Treasury Strips, 2/15/20         23,592
  500,000  U.S. Treasury Strips, 11/15/21        152,875
                                              ----------
                                               2,112,466
                                              ----------

           Total Fixed Income Bonds
           (cost $44,297,630)                 44,134,688
                                              ----------

           SHORT-TERM INVESTMENT 2.7%

1,210,419  UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 4.88%
           (cost $1,210,419)                   1,210,419
                                              ----------

           Total Investments 100.6%
           (cost $45,508,049)                 45,345,107

           Liabilities less
           Other Assets (0.6)%                 (274,617)
                                              ----------

           Net Assets 100.0%                 $45,070,490
                                             ===========

           See notes to financial statements.
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VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


   Number
  of Shares                                       Value
  ---------                                       -----

          COMMON STOCKS 96.1%

           AEROSPACE 2.7%
   8,600   The Boeing Co.                    $   567,600
   2,700   General Dynamics Corp.                210,600
  10,000   Lockheed Martin Corp.                 339,500
  11,400   Raytheon Co.                          354,113
                                              ----------
                                               1,471,813
                                              ----------

           AIRLINES 1.1%
  11,700   Delta Air Lines, Inc.                 587,194
                                              ----------

           ALUMINUM PRODUCTS 1.0%
  15,800   Alcoa, Inc.                           529,300
                                              ----------

           BANKING 12.7%
  14,700   Bank of America Corp.                 674,362
  47,800   Bank of New York Co., Inc.          2,637,963
  12,200   First Union Corp.                     339,313
  16,600   FleetBoston Financial Corp.           623,538
  13,100   Mellon Bank Corp.                     644,356
   4,600   Morgan (J.P.) & Co., Inc.             761,300
   7,800   PNC Bank Corp.                        569,887
   5,100   SunTrust Banks, Inc.                  321,300
   7,600   Washington Mutual, Inc.               403,275
                                              ----------
                                               6,975,294
                                              ----------

           CHEMICALS 0.9%
   9,400   Dow Chemical Co.                      344,275
   3,400   Du Pont (E.I.) de Nemours and Co.     164,263
                                              ----------
                                                 508,538
                                              ----------

           COMPUTER PRODUCTS 3.1%
  37,100   Compaq Computer Corp.                 558,355
  13,300   International Business
           Machines Corp.                      1,130,500
                                              ----------
                                               1,688,855
                                              ----------

   Number
  of Shares                                       Value
  ---------                                       -----

           COMPUTER SOFTWARE 1.8%
  10,100   Computer Associates
           International, Inc.               $   196,950
  14,100   Electronic Data Systems Corp.         814,275
                                              ----------
                                               1,011,225
                                              ----------

           CONSUMER PRODUCTS 0.3%
   4,000   Clorox Co.                            142,000
                                              ----------

           ELECTRIC UTILITIES 0.2%
   1,586   Duke Energy Corp.                     135,207
                                              ----------

           ELECTRICAL PRODUCTS 1.2%
  18,000   General Motors Corp., Class H<F1>     414,000
  11,400   Motorola, Inc.                        230,850
                                              ----------
                                                 644,850
                                              ----------

           FINANCIAL SERVICES 14.9%
  20,587   Citigroup, Inc.                     1,051,224
   5,400   Federal Home Loan Mortgage Corp.      371,925
  23,600   Federal National Mortgage Assn.     2,047,300
  14,600   First Data Corp.                      769,238
   8,600   Household International, Inc.         473,000
  21,600   Morgan Stanley Dean Witter & Co.    1,711,800
   7,100   Stilwell Financial, Inc.              280,006
  26,900   Wells Fargo & Co.                   1,497,994
                                              ----------
                                               8,202,487
                                              ----------

           FOOD 1.5%
   8,000   Hershey Foods Corp.                   515,000
  12,200   Kroger Co.<F1>                        330,162
                                              ----------
                                                 845,162
                                              ----------

           FORESTRY 0.7%
   9,000   International Paper Co.               367,312
                                              ----------

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--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


   Number
  of Shares                                     Value
  ---------                                     ------

           HEALTH CARE PRODUCTS 2.4%
   14,900  Becton, Dickinson and Co.         $   515,912
    8,800  Biogen, Inc.<F1>                      528,550
   20,400  Boston Scientific Corp.<F1>           279,225
                                              ----------
                                               1,323,687
                                              ----------

           HEALTH CARE SERVICES 0.7%
   8,800   HCA - The Healthcare Co.              387,288
                                              ----------

           INSURANCE 12.6%
  29,200   American General Corp.              2,379,800
  16,412   American International Group, Inc.  1,617,608
   2,600   The Chubb Corp.                       224,900
   5,000   CIGNA Corp.                           661,500
   9,100   The Hartford Financial
           Services Group, Inc.                  642,687
  24,800   Providian Financial Corp.           1,426,000
                                              ----------
                                               6,952,495
                                              ----------

           MANUFACTURING 5.7%
  11,600   Bowater, Inc.                         653,950
  10,800   Illinois Tool Works, Inc.             643,275
  12,700   Ingersoll-Rand Co.                    531,812
   5,300   Masco Corp.                           136,144
   7,200   Minnesota Mining and
           Manufacturing Co.                     867,600
   5,300   Tyco International Ltd.               294,150
                                              ----------
                                               3,126,931
                                              ----------

           MEDIA AND ENTERTAINMENT 0.7%
  14,300   AT&T Corp. - Liberty Media Group<F1>  193,944
   6,000   News Corporation Ltd., Class A        174,375
                                              ----------
                                                 368,319
                                              ----------

           NATURAL GAS UTILITIES 4.1%
  31,400   El Paso Energy Corp.                2,249,025
                                              ----------

   Number
  of Shares                                     Value
  ---------                                     -----

           OFFICE EQUIPMENT 2.3%
  23,200   Avery Dennison Corp.               $1,273,100
                                              ----------

           OIL AND GAS 5.5%
   5,700   Baker Hughes, Inc.                    236,906
  10,656   Exxon Mobil Corp.                     926,406
   4,400   Halliburton Co.                       159,500
   7,100   Phillips Petroleum Co.                403,812
  15,000   Royal Dutch Petroleum Co.             908,437
   9,500   Williams Cos., Inc.                   379,406
                                              ----------
                                               3,014,467
                                              ----------

           PAPER AND PAPER PRODUCTS 4.6%
  36,300   Kimberly-Clark Corp.                2,566,047
                                              ----------

           RESTAURANTS 0.6%
   9,700   McDonald's Corp.                      329,800
                                              ----------

           RETAIL 7.1%
  27,300   Costco Wholesale Corp.<F1>          1,090,294
  13,200   Lowe's Cos., Inc.                     587,400
  19,200   Safeway, Inc.<F1>                   1,200,000
  32,000   Target Corp.                        1,032,000
                                              ----------
                                               3,909,694
                                              ----------

           SEMICONDUCTORS 2.0%
   6,100   Applied Materials, Inc.<F1>           232,944
  28,000   Intel Corp.                           847,000
                                              ----------
                                               1,079,944
                                              ----------

           TELECOMMUNICATIONS 4.8%
  10,300   Nextel Communications, Inc.<F1>       254,925
  17,907   SBC Communications, Inc.              855,059
  10,600   Sprint Corp.                          215,312
  26,814   Verizon Communications, Inc.        1,344,052
                                              ----------
                                               2,669,348
                                              ----------

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AQUINAS
--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


   Number
  of Shares                                      Value
  ---------                                     ------

           WASTE DISPOSAL 0.9%
  17,000   Waste Management, Inc.            $   471,750
                                              ----------

           Total Common Stocks
           (cost $48,743,532)                 52,831,132
                                              ----------

  Principal
   Amount
   ------
            SHORT-TERM INVESTMENT 4.1%

$2,258,912  UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 4.88%
            (cost $2,258,912)                  2,258,912
                                              ----------

           Total Investments 100.2%
           (cost $51,002,444)                 55,090,044

           Liabilities less
           Other Assets (0.2)%                 (118,337)
                                              ----------

           Net Assets 100.0%                 $54,971,707
                                             ===========

        <F1> Non-income producing security
             See notes to financial statements.

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AQUINAS
--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


   Number
  of Shares                                      Value
  ---------                                      -----

           COMMON STOCKS 93.7%

           BANKING 3.1%
  21,299   Charter One Financial, Inc.       $   615,009
   9,000   Northern Trust Corp.                  734,062
  13,700   Wells Fargo & Co.                     762,919
                                              ----------
                                               2,111,990
                                              ----------

           BIOTECHNOLOGY 2.1%
   6,600   Applera Corp. - Applied Biosystems    620,812
   5,800   Genentech, Inc.<F1>                   472,700
   9,200   Qiagen N.V.                           318,263
                                              ----------
                                               1,411,775
                                              ----------

           BUILDING 0.6%
  15,500   D.R. Horton, Inc.                     378,781
                                              ----------

           BUSINESS SERVICES 5.4%
  21,200   Concord EFS, Inc.<F1>                 931,475
  15,975   Fiserv, Inc.<F1>                      757,814
   9,200   Iron Mountain, Inc.<F1>               341,550
  27,093   Paychex, Inc.                       1,317,397
  10,400   Polycom, Inc.<F1>                     334,750
                                              ----------
                                               3,682,986
                                              ----------

           COMPUTER PRODUCTS 4.6%
  12,500   Cabletron Systems, Inc.<F1>           188,281
  34,600   Cisco Systems, Inc.<F1>             1,323,450
  17,900   EMC Corp.<F1>                       1,190,350
   4,200   JDS Uniphase Corp.<F1>                175,088
   2,700   Veritas Software Corp.<F1>            236,250
                                              ----------
                                               3,113,419
                                              ----------

           COMPUTER SERVICES 5.5%
  15,300   Affiliated Computer
             Services, Inc.<F1>                  928,519
  13,600   The Bisys Group, Inc.<F1>             708,900
   3,500   Commerce One, Inc.<F1>                 88,594

  Number
  of Shares                                       Value
  ---------                                       -----

           COMPUTER SERVICES 5.5% (CONT'D.)
  10,400   CSG Systems International, Inc.<F1> $ 488,150
   2,500   Internet Security Systems, Inc.<F1>   196,094
  17,600   SunGard Data Systems, Inc.<F1>        829,400
  19,700   Sun Microsystems, Inc.<F1>            549,137
                                              ----------
                                               3,788,794
                                              ----------

           COMPUTER SOFTWARE 5.1%
   6,000   Adobe Systems, Inc.                   349,125
   6,100   BEA Systems, Inc.<F1>                 410,606
   3,700   Check Point Software
           Technologies Ltd.<F1>                 494,181
   3,400   Mercury Interactive Corp.<F1>         306,850
  18,100   Microsoft Corp.<F1>                   787,350
  25,000   Oracle Corp.<F1>                      726,563
   6,200   Seibel Systems, Inc.                  420,050
                                              ----------
                                               3,494,725
                                              ----------

           CONSUMER GOODS 2.0%
   7,600   Kimberly-Clark Corp.                  537,244
  16,100   Pepsico, Inc.                         797,956
                                              ----------
                                               1,335,200
                                              ----------

           DIVERSIFIED MANUFACTURING
           OPERATIONS 4.8%
   9,200   Corning, Inc.                         485,875
  40,900   General Electric Co.                1,960,644
  14,600   Tyco International Ltd.               810,300
                                              ----------
                                               3,256,819
                                              ----------

           DRUGS 6.1%
  17,400   Biovail Corp.<F1>                     675,816
  21,846   King Pharmaceuticals, Inc.<F1>      1,129,165
   6,200   Merck & Co., Inc.                     580,475
  38,800   Pfizer, Inc.                        1,784,800
                                              ----------
                                               4,170,256
                                              ----------

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AQUINAS
--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


   Number
  of Shares                                     Value
  ---------                                     -----

           ELECTRICAL PRODUCTS 1.7%
  11,000   Emerson Electric Co.                $ 866,938
   7,300   Flextronics International Ltd.<F1>    208,050
   5,500   Methode Electronics, Inc., Class A    126,156
                                              ----------
                                               1,201,144
                                              ----------

           ELECTRIC UTILITIES 1.0%
  12,400   AES Corp.                             686,650
                                              ----------

           ENTERTAINMENT 1.1%
   8,600   Time Warner, Inc.                     449,264
   5,927   Viacom, Inc., Class B<F1>             277,087
                                              ----------
                                                 726,351
                                              ----------

           FINANCIAL SERVICES 5.9%
  11,300   American Express Co.                  620,794
  34,400   AmeriCredit Corp.<F1>                 937,400
  16,966   Citigroup, Inc.                       866,326
   5,700   Marsh & McLennan Cos., Inc.           666,900
  35,698   Metris Cos., Inc.                     939,304
                                              ----------
                                               4,030,724
                                              ----------

           FOOD - WHOLESALE DISTRIBUTION 0.3%
   7,600   SYSCO Corp.                           228,000
                                              ----------

           HEALTH CARE PRODUCTS 2.3%
   6,300   Allergan, Inc.                        609,919
  15,400   Medtronic, Inc.                       929,775
                                              ----------
                                               1,539,694
                                              ----------

           HEALTH CARE SERVICES 6.6%
   4,500   Cardinal Health, Inc.                 448,312
  21,200   Community Health Care<F1>             742,000
  12,300   HCA - The Healthcare Co.              541,323
  19,000   HEALTHSOUTH Corp.<F1>                 309,938
  43,900   Tenet Healthcare Corp.              1,950,806
   9,000   UnitedHealth Group, Inc.              552,375
                                              ----------
                                               4,544,754
                                              ----------


   Number
  of Shares                                      Value
  ---------                                      -----

           INSURANCE 7.6%
  10,000   AFLAC, Inc.                        $  721,875
  10,339   American International Group, Inc.  1,019,038
   9,700   Everest Re Group, Ltd.                694,762
   9,000   The Hartford Financial
           Services Group, Inc.                  635,625
  10,500   MGIC Investment Corp.                 708,094
  10,200   National Financial Services, Inc.     484,500
   6,600   Providian Financial Corp.             379,500
   6,200   XL Capital Ltd.                       541,725
                                              ----------
                                               5,185,119
                                              ----------

           MANUFACTURING 1.8%
  11,500   Harley-Davidson, Inc.                 457,125
   9,000   Waters Corp.<F1>                      751,500
                                              ----------
                                               1,208,625
                                              ----------

           MEDIA 0.9%
  11,000   McGraw-Hill, Inc.                     644,875
                                              ----------

           MEDICAL 4.2%
  13,100   Amgen, Inc.<F1>                       837,581
   6,700   Baxter International, Inc.            591,694
   1,100   Human Genome Sciences, Inc.<F1>        76,244
   5,800   Johnson & Johnson                     609,362
   4,200   Laboratory Corp. of
           America Holdings<F1>                  739,200
                                              ----------
                                               2,854,081
                                              ----------

           NATURAL GAS UTILITIES 1.2%
  11,200   El Paso Energy Corp.                  802,200
                                              ----------

           OFFICE EQUIPMENT 0.6%
  15,000   Miller (Herman), Inc.                 431,250
                                              ----------

           OIL AND GAS 7.1%
  11,800   Apache Corp.                          826,737
  22,400   Kinder Morgan, Inc.                 1,169,000
  22,800   Nabors Industries, Inc.             1,348,620

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AQUINAS FUNDS
--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


   Number
  of Shares                                      Value
  ---------                                      ------

           OIL AND GAS 7.1% (CONT'D.)
  52,700   Ocean Energy, Inc.                 $  915,663
   8,800   Santa Fe International Corp.          282,150
   8,800   Valero Energy Corp.                   327,250
                                              ----------
                                               4,869,420
                                              ----------

           RESTAURANTS 0.7%
  11,400   Starbucks Corp.<F1>                   504,450
                                              ----------

           RETAIL 6.8%
  21,900   Abercrombie & Fitch Co.               438,000
   8,300   Bed, Bath and Beyond, Inc.            185,713
   6,400   Costco Wholesale Corp.<F1>            255,600
   5,900   CVS Corp.                             353,631
   8,450   Dollar Tree Stores, Inc.<F1>          207,025
   9,500   Home Depot, Inc.                      434,031
   7,800   Kohl's Corp.<F1>                      475,800
   5,900   RadioShack Corp.                      252,594
  14,200   Safeway, Inc.<F1>                     887,500
  30,900   Venator Group, Inc.<F1>               478,950
  12,200   Wal-Mart Stores, Inc.                 648,125
                                              ----------
                                               4,616,969
                                              ----------

           SEMICONDUCTORS 2.5%
   5,000   Analog Devices, Inc.<F1>              255,938
  26,400   Intel Corp.                           798,600
   5,000   Linear Technology Corp.               231,250
   4,000   TranSwitch Corp.<F1>                  156,500
   5,200   Vitesse Semiconductor Corp.<F1>       287,625
                                              ----------
                                               1,729,913
                                              ----------

           TELECOMMUNICATIONS 1.7%
  16,100   ADC Telecommunications, Inc.<F1>      291,812
     200   AT&T Corp.                              3,463
  31,300   Luminent, Inc.<F1>                    188,288
   6,700   Nokia Corp. ADR                       291,450
  11,800   Nortel Networks Corp.                 378,337
                                              ----------
                                               1,153,350
                                              ----------

   Number
  of Shares                                      Value
  ---------                                      -----

           TRANSPORT SERVICES 0.4%
   5,100   United Parcel Service, Inc.       $   299,944
                                              ----------

           Total Common Stock
           (cost $52,607,704)                 64,002,258
                                              ----------

 Principal
  Amount
  ------
           CONVERTIBLE BONDS 1.2%

$360,000 American Tower CVT,
           6.25%, 10/15/09                       607,950
 208,000   Lamar Advertising Co.,
           5.25%, 9/15/06                        212,160
                                              ----------

           Total Convertible Bonds
           (cost $569,364)                       820,110
                                              ----------

           SHORT-TERM INVESTMENT 4.6%

3,154,468  UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 4.88%
           (cost $3,154,468)                   3,154,468
                                              ----------

           Total Investments 99.5%
           (cost $56,331,536)                 67,976,836

           Other Assets
           less Liabilities 0.5%                 359,466
                                              ----------

           Net Assets 100.0%                 $68,336,302
                                             ===========

          <F1>Non-income producing security
              See notes to financial statements.

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AQUINAS FUNDS
--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


   Number
  of Shares                                     Value
  ---------                                     -----

           COMMON STOCKS 72.7%

           BANKING 1.5%
   1,900   Charter One Financial, Inc.         $  54,862
   1,500   FirstMerit Corp.                       40,102
                                              ----------
                                                  94,964
                                              ----------

           BIOTECHNOLOGY 1.3%
   1,000   Invitrogen Corp.<F1>                   86,375
                                              ----------

           BUILDING MATERIALS 1.6%
   2,300   Lennar Corp.                           83,375
     500   Pulte Corp.                            21,094
                                              ----------
                                                 104,469
                                              ----------

           BUSINESS SERVICES 5.7%
     200   The Corporate Executive Board Co.<F1>   7,953
   1,100   FileNET Corp.<F1>                      29,975
   2,300   Iron Mountain, Inc.<F1>                85,388
   1,200   MAXIMUS, Inc.<F1>                      41,925
   3,200   Paychex, Inc.                         155,600
   1,400   Tetra Tech, Inc.<F1>                   44,625
                                              ----------
                                                 365,466
                                              ----------

           COMPUTER SERVICES 7.3%
   1,700   Affiliated Computer Services,
            Inc.<F1>                             103,169
   2,100   The Bisys Group, Inc.<F1>             109,462
     700   Carreker Corp.<F1>                     24,325
   1,200   CompuCredit Corp.<F1>                  21,750
   2,200   Critical Path, Inc.<F1>                67,650
     200   Internet Security Systems, Inc.<F1>    15,687
   2,300   Niku Corp.<F1>                         16,819
   2,300   SunGard Data Systems, Inc.<F1>        108,388
                                              ----------
                                                 467,250
                                              ----------
   Number
  of Shares                                      Value
  ---------                                      -----

           COMPUTER SOFTWARE 3.6%
   1,200   Art Technology Group, Inc.<F1>      $  36,675
     800   Business Objects S.A.<F1>              45,300
     500   IONA Technologies PLC<F1>              33,500
     800   Mercury Interactive Corp.<F1>          72,200
     900   SpeechWorks International Inc.<F1>     44,156
                                              ----------
                                                 231,831
                                              ----------

           DRUGS 4.8%
   1,000   Alpharma Inc.                          43,875
   2,400   Biovail Corp.<F1>                      93,216
   3,300   King Pharmaceuticals, Inc.<F1>        170,569
                                              ----------
                                                 307,660
                                              ----------

           EDUCATION 1.0%
   1,100   DeVry, Inc.<F1>                        41,525
     700   Education Management Corp.<F1>         25,025
                                              ----------
                                                  66,550
                                              ----------

           ELECTRONICS 1.6%
   1,100   L-3 Communications Holdings, Inc.<F1>  84,700
     700   Methode Electronics, Inc., Class A     16,056
                                              ----------
                                                 100,756
                                              ----------

           FINANCIAL SERVICES 5.2%
   4,900   AmeriCredit Corp.<F1>                 133,525
   1,000   Capital One Financial Corp.            65,812
   5,000   Metris Cos., Inc.                     131,562
                                              ----------
                                                 330,899
                                              ----------

           HEALTH CARE PRODUCTS 2.9%
   1,700   Medicis Pharmaceutical Corp.<F1>      100,513
     200   Myriad Genetics, Inc.<F1>              16,550
   2,000   Techne Corp.<F1>                       72,125
                                              ----------
                                                 189,188
                                              ----------

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AQUINAS FUNDS
--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


   Number
  of Shares                                       Value
  ---------                                       -----

           HEALTH CARE SERVICES 5.6%
     500   Accredo Health, Inc.<F1>            $  25,094
   2,500   Community Health Care<F1>              87,500
   1,300   LifePoint Hospitals, Inc.<F1>          65,162
   1,400   Province Healthcare Co.<F1>            55,125
   1,100   Universal Health Services, Inc.,
           Class B<F1>                           122,925
                                              ----------
                                                 355,806
                                              ----------

           INSURANCE 8.2%
   1,000   American Financial Group, Inc.         26,562
   1,400   Everest Re Group, Ltd.                100,275
   1,500   Mercury General Corp.                  65,813
   3,700   Old Republic International Corp.      118,400
   1,200   The PMI Group, Inc.                    81,225
   1,800   Radian Group, Inc.                    135,113
                                              ----------
                                                 527,388
                                              ----------

           MANUFACTURING 2.2%
   1,700   Waters Corp.<F1>                      141,950
                                              ----------

           MEDIA 1.4%
   1,200   Hispanic Broadcasting Corp.<F1>        30,600
   5,100   Radio One, Inc., Class D*              56,100
                                              ----------
                                                  86,700
                                              ----------

           OIL AND GAS 7.7%
   1,400   Devon Energy Corp.                     85,358
     900   Mitchell Energy & Development Corp.    55,125
   1,900   National-Oilwell, Inc.<F1>             73,506
   1,800   Patterson Energy, Inc.<F1>             67,050
   1,900   Pogo Producing Co.                     59,137
   1,800   Valero Energy Corp.                    66,938
   2,600   Veritas DGC, Inc.<F1>                  83,980
                                              ----------
                                                 491,094
                                              ----------

   Number
  of Shares                                      Value
  ---------                                      -----

           PERSONAL SERVICES 0.7%
   1,400   Bright Horizons Family
           Solutions, Inc.                   $    36,575
     200   TMP Worldwide, Inc.<F1>                11,000
                                              ----------
                                                  47,575
                                              ----------

           RETAIL 4.6%
   2,000   99 Cents Only Stores<F1>               54,750
     800   Abercrombie & Fitch Co.<F1>            16,000
     500   Barnes & Noble, Inc.<F1>               13,250
     800   BJ's Wholesale Club, Inc.<F1>          30,700
   2,500   Linens `n Things, Inc.<F1>             69,063
   2,000   Michaels Stores, Inc.<F1>              53,000
   3,900   Venator Group, Inc.<F1>                60,450
                                              ----------
                                                 297,213
                                              ----------

           SEMICONDUCTORS 2.5%
   1,000   Exar Corp.<F1>                         30,984
     500   SIPEX Corp.<F1>                        11,969
   1,400   TranSwitch Corp.<F1>                   54,775
   1,400   TriQuint Semiconductor, Inc.<F1>       61,163
                                              ----------
                                                 158,891
                                              ----------

           TELECOMMUNICATIONS 3.3%
   2,300   American Tower Corp.                   87,112
     400   Anaren Microwave, Inc.<F1>             26,875
   1,100   CSG Systems International, Inc.<F1>    51,631
   1,100   SBA Communications Corp.<F1>           45,169
                                              ----------
                                                 210,787
                                              ----------

           Total Common Stocks
           (cost $4,537,311)                   4,662,812
                                              ----------

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AQUINAS FUNDS
--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2000


  Principal
   Amount                                       Value
   ------                                       -----

           SHORT-TERM INVESTMENT 28.0%

$1,798,290 UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 4.88%
           (cost $1,798,290)                  $1,798,290
                                              ----------

           Total Investments 100.7%
           (cost $6,335,601)                   6,461,102

           Liabilities less
           Other Assets (0.7)%                   (45,349)
                                              ----------

           Net Assets 100.0%                  $6,415,753
                                              ==========

          <F1>Non-income producing security
              See notes to financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                           FIXED INCOME           VALUE            GROWTH          SMALL-CAP
                                                FUND               FUND              FUND             FUND
                                                ----               ----              ----             ----
ASSETS:
   Investments at value (cost $45,508,049,
     $51,002,444, $56,331,536 and
     $6,335,601, respectively)               $45,345,107       $55,090,044       $67,976,836      $6,461,102
   Cash                                           47,521                --            20,646             879
   Receivable for securities sold                624,490           187,577           548,388          75,759
   Capital shares receivable                      73,755            22,264           426,785           9,477
   Interest and dividends receivable             720,604            65,088            51,544           8,348
   Receivable from adviser                        18,685                --                --          15,087
   Receivable for paydowns                         5,332                --                --              --
   Prepaid expenses                                9,145            10,409            13,200           5,220
                                              ----------        ----------        ----------      ----------
     Total Assets                             46,844,639        55,375,382        69,037,399       6,575,872
                                              ----------        ----------        ----------      ----------
LIABILITIES:
   Payable for securities purchased            1,580,119           242,404           599,896         137,817
   Capital shares payable                        142,271            85,270             4,881              --
   Accrued expenses                               28,759            34,107            39,684          16,701
   Accrued investment advisory fee                23,000            41,894            56,636           5,601
                                              ----------        ----------        ----------      ----------
     Total Liabilities                         1,774,149           403,675           701,097         160,119
                                              ----------        ----------        ----------      ----------
NET ASSETS                                   $45,070,490       $54,971,707       $68,336,302      $6,415,753
                                              ==========       ===========       ===========      ==========
NET ASSETS CONSIST OF:
   Capital stock                             $       463       $       504     $         393     $        94
   Paid-in-capital in excess of par           45,993,005        54,301,391        57,308,698       6,399,831
   Undistributed net investment income            42,463             7,192                --              --
   Undistributed net realized loss
     on investments                            (802,499)       (3,424,980)         (618,089)       (109,673)
   Net unrealized appreciation (depreciation)
     on investments                            (162,942)         4,087,600        11,645,300         125,501
                                              ----------        ----------        ----------      ----------
NET ASSETS                                   $45,070,490       $54,971,707       $68,336,302      $6,415,753
                                              ==========       ===========       ===========      ==========
CAPITAL STOCK, $.0001 PAR VALUE:
   Authorized                                125,000,000       125,000,000       125,000,000     125,000,000
   Issued and outstanding                      4,630,434         5,038,881         3,925,605         936,035

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                           $9.73           $10.91             $17.41           $6.85
                                                   =====           ======             ======           =====

See notes to financial statements.


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STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                           FIXED INCOME           VALUE           GROWTH          SMALL-CAP
                                               FUND                FUND            FUND             FUND
                                               ----                ----            ----             ----
INVESTMENT INCOME:
   Interest                                   $2,911,176      $    165,505       $   209,065     $   587,793
   Dividends                                          --         1,398,168           221,578         217,765
                                              ----------        ----------        ----------      ----------
                                               2,911,176         1,563,673           430,643         805,558
 EXPENSES:
   Investment advisory fees                      247,705           530,301           672,172         202,214
   Administration and fund accounting fees        67,441            86,628           109,801          32,643
   Shareholder servicing fees                     42,279            49,049            60,943          36,849
   Federal and state registration fees            18,378            20,682            20,051           8,174
   Legal fees                                     14,553            18,381            24,359           7,338
   Pricing fees                                   13,931             3,060             5,020          13,644
   Custody fees                                   13,671            15,106            13,830          19,519
   Reports to shareholders                        10,329            13,052            16,473           5,720
   Audit fees                                      8,475            10,400            15,393           4,464
   Insurance                                         498              855                517             366
   12b-1 fees                                         --                --                --           2,355
   Other                                           4,830             6,123             8,774           2,569
                                              ----------        ----------        ----------      ----------
   Total expenses before waiver                  442,090           753,637           947,333         335,855
   Waiver of fees                               (29,249)                --                --        (31,812)
                                              ----------        ----------        ----------      ----------
     Net Expenses                                412,841           753,637           947,333         304,043
                                              ----------        ----------        ----------      ----------
NET INVESTMENT INCOME (LOSS)                   2,498,335           810,036         (516,690)         501,515
                                              ----------        ----------        ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments     (323,774)       (3,452,300)         7,101,842       1,973,138
   Change in unrealized appreciation/
     depreciation on investments               1,474,763         1,550,318       (5,362,795)     (1,264,072)
                                              ----------        ----------        ----------      ----------
     Net Gain (Loss) on Investments            1,150,989       (1,901,982)         1,739,047         709,066
                                              ----------        ----------        ----------      ----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS              $3,649,324      $(1,091,946)        $1,222,357      $1,210,581
                                              ==========      ============        ==========      ==========

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                                  FIXED INCOME                        VALUE
                                                      FUND                            FUND
                                                      ----                            ----

                                               Year            Year               Year             Year
                                               ended           ended              ended            ended
                                           Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999
                                           -------------   -------------      -------------    -------------
OPERATIONS:
   Net investment income (loss)             $  2,498,335    $  2,355,930       $     810,036    $    965,239
   Net realized gain (loss) on investments     (323,774)       (490,218)         (3,452,300)       7,436,100
   Change in unrealized appreciation/
     depreciation on investments               1,474,763     (2,710,555)           1,550,318     (7,493,044)
                                              ----------     ----------           ----------      ----------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                 3,649,324       (844,843)         (1,091,946)         908,295
                                              ----------     ----------           ----------      ----------
DISTRIBUTIONS OF:
   Net investment income                     (2,477,443)     (2,320,727)           (776,720)       (906,850)
   Net realized gains                                 --        (14,531)           (654,877)     (7,904,553)
                                              ----------     ----------           ----------      ----------
     Total Distributions                     (2,477,443)     (2,335,258)         (1,431,597)     (8,811,403)
                                              ----------     ----------           ----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                13,728,738      8,325,477           15,453,084       5,379,144
   Shares issued to holders in
     reinvestment of distributions             2,319,646      2,174,398            1,386,945       8,445,685
   Shares redeemed                           (14,303,646)   (8,031,000)         (17,158,182)     (12,985,082)
                                              ----------     ----------           ----------      ----------
     Net Increase (Decrease)                   1,744,738      2,468,875            (318,153)         839,747
                                              ----------     ----------           ----------      ----------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                    2,916,619       (711,226)          (2,841,696)     (7,063,361)

NET ASSETS:
   Beginning of year                          42,153,871     42,865,097           57,813,403      64,876,764
                                              ----------     ----------           ----------      ----------
   End of year                               $45,070,490    $42,153,871          $54,971,707     $57,813,403
                                              ==========    ===========          ===========     ===========

See notes to financial statements.

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

                                                              GROWTH                            SMALL-CAP
                                                               FUND                               FUND
                                                               ----                               ----

                                                      Year                Year               Year          Year
                                                     ended               ended              ended         ended
                                                 Dec. 31, 2000       Dec. 31, 1999      Dec. 31, 2000   Dec. 31, 1999
                                                 -------------       -------------      -------------   -------------

OPERATIONS:
   Net investment income (loss)                   $   (516,690)    $   (417,323)     $    501,515     $    590,540
   Net realized gain (loss) on investments            7,101,842        7,867,504        1,973,138        2,339,367
   Change in unrealized appreciation/
     depreciation on investments                    (5,362,795)        4,008,588      (1,264,072)      (1,982,162)
                                                  -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                        1,222,357       11,458,769        1,210,581          947,745
                                                  -------------    -------------    -------------    -------------
DISTRIBUTIONS OF:
   Net investment income                                   --                 --        (505,408)        (571,018)
   Net realized gains                               (8,781,545)      (6,005,483)      (2,481,490)      (2,401,905)
                                                  -------------    -------------    -------------    -------------
     Total Distributions                            (8,781,545)      (6,005,483)      (2,986,898)      (2,972,923)
                                                  -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                       59,926,346       11,201,911        2,974,141        1,579,505
   Shares issued to holders in
     reinvestment of distributions                    8,607,542        5,703,517        2,974,980        2,948,584
   Shares redeemed                                 (52,505,446)      (9,891,190)     (22,692,738)       (4,656,525
                                                  -------------    -------------    -------------    -------------
     Net Increase (Decrease)                         16,028,442        7,014,238     (16,743,617)        (128,436)
                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                            8,469,254       12,467,524     (18,519,934)      (2,153,614)

NET ASSETS:
   Beginning of year                                 59,867,048       47,399,524       24,935,687       27,089,301
                                                  -------------    -------------    -------------    -------------
   End of year                                      $68,336,302      $59,867,048       $6,415,753      $24,935,687
                                                  =============    =============    =============    =============

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FINANCIAL HIGHLIGHTS



                                                                                 FIXED INCOME FUND
                                                -----------------------------------------------------------------------
                                                    Year           Year           Year          Year          Year
                                                    ended          ended          ended         ended         ended
                                                Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998 Dec. 31, 1997 Dec. 31, 1996
                                                ------------   -------------  ------------- ------------- -------------

Net Asset Value, Beginning of Year                 $ 9.47        $ 10.18         $10.17         $ 9.90        $ 10.17

Income (loss) from Investment Operations:
   Net investment income                             0.58           0.53           0.54           0.55           0.54
   Net realized and unrealized
     gains (losses) on investments                   0.25          (0.71)          0.17           0.27          (0.27)
                                                   ------         ------         ------         ------         ------
     Total from Investment Operations                0.83          (0.18)          0.71           0.82           0.27
                                                   ------         ------         ------         ------         ------
Less Distributions:
   Dividends from net investment
     income                                         (0.57)         (0.53)         (0.54)         (0.55)         (0.54)
   Distributions from net realized gains               --             --          (0.16)            --             --
                                                   ------         ------         ------         ------         ------
     Total Distributions                            (0.57)         (0.53)         (0.70)         (0.55)         (0.54)
                                                   ------         ------         ------         ------         ------
Net Asset Value, End of Year                       $ 9.73         $ 9.47         $10.18        $ 10.17         $ 9.90
                                                   ======         ======         ======         ======         ======
Total Return                                         9.11%         (1.86)%         7.17%          8.54%          2.83%

Supplemental Data and Ratios:
   Net assets, end of year
     (in thousands)                            $   45,070     $   42,154     $   42,865     $   40,699      $   37,229
Ratio to Average Net Assets of:
   Expenses, net of waivers
     and reimbursements                              1.00%          1.00%          1.00%          0.99%          1.00%
   Expenses, before waivers
     and reimbursements                              1.07%          1.02%          1.03%          1.05%          1.03%
   Net investment income, net of
     waivers and reimbursements                      6.05%          5.37%          5.27%          5.54%          5.44%
   Net investment income, before
     waivers and reimbursements                      5.98%          5.35%          5.24%          5.48%          5.41%
Portfolio turnover rate                              152%           131%           120%           102%           169%


See notes to financial statements.

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

                                                                                      VALUE FUND
                                                    -----------------------------------------------------------------------

                                                         Year            Year           Year          Year          Year
                                                         ended          ended          ended         ended         ended
                                                    Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996
                                                    -------------  -------------  -------------  ------------- -------------

Net Asset Value, Beginning of Year                     $ 11.34        $ 13.21        $ 14.89        $ 13.26         $11.83

Income (loss) from Investment Operations:
   Net investment income                                  0.17           0.21           0.23           0.26           0.23
   Net realized and unrealized
     gains (losses) on investments                       (0.31)         (0.09)          0.57           3.40           2.18
                                                        ------         ------         ------         ------         ------
     Total from Investment Operations                    (0.14)          0.12           0.80           3.66           2.41
                                                        ------         ------         ------         ------         ------
Less Distributions:
   Dividends from net investment
     income                                              (0.16)         (0.20)         (0.23)         (0.26)         (0.23)
   Distributions from net realized gains                 (0.13)         (1.79)         (2.25)         (1.77)         (0.75)
                                                        ------         ------         ------         ------         ------
     Total Distributions                                 (0.29)         (1.99)         (2.48)         (2.03)         (0.98)
                                                        ------         ------         ------         ------         ------
Net Asset Value, End of Year                           $ 10.91        $ 11.34        $ 13.21        $ 14.89        $ 13.26
                                                        ======         ======         ======         ======         ======
Total Return                                             (1.19)%         1.12%          5.50%         27.85%         20.43%

Supplemental Data and Ratios:
   Net assets, end of year
     (in thousands)                                   $ 54,972       $ 57,813       $ 64,877       $ 73,594       $ 54,184
Ratio to Average Net Assets of:
   Expenses, net of waivers and reimbursements            1.42%          1.38%          1.36%          1.37%          1.40%
   Expenses, before waivers and reimbursements            1.42%          1.38%          1.36%          1.37%          1.40%
   Net investment income, net of
     waivers and reimbursements                           1.53%          1.56%          1.49%          1.74%          1.79%
   Net investment income, before
     waivers and reimbursements                           1.53%          1.56%          1.49%          1.74%          1.79%
Portfolio turnover rate                                     81%           100%            64%            42%            32%


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FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                          GROWTH FUND
                                                    -----------------------------------------------------------------------

                                                         Year           Year           Year           Year           Year
                                                         ended          ended          ended         ended         ended
                                                    Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998 Dec. 31, 1997  Dec. 31, 1996
                                                    -------------  -------------  ------------- -------------  -------------

Net Asset Value, Beginning of Year                     $ 19.48        $ 17.57        $ 15.12        $ 13.45        $ 12.13

Income (loss) from Investment Operations:
   Net investment income (loss)                          (0.13)         (0.14)         (0.10)         (0.06)         (0.06)
   Net realized and unrealized
     gains on investments                                 0.63           4.20           3.40           3.93           2.84
                                                        ------         ------         ------         ------         ------
     Total from Investment Operations                     0.50           4.06           3.30           3.87           2.78
                                                        ------         ------         ------         ------         ------
Less Distributions:
   Dividends from net investment
     income                                                 --             --             --             --             --
   Distributions from net realized gains                 (2.57)         (2.15)         (0.85)         (2.20)         (1.46)
                                                        ------         ------         ------         ------         ------
     Total Distributions                                 (2.57)         (2.15)         (0.85)         (2.20)         (1.46)
                                                        ------         ------         ------         ------         ------
Net Asset Value, End of Year                           $ 17.41        $ 19.48        $ 17.57        $ 15.12        $ 13.45
                                                        ======         ======         ======         ======         ======
Total Return                                              2.48%         23.12%         21.95%         28.97%         22.90%

Supplemental Data and Ratios:
   Net assets, end of year
     (in thousands)                                    $68,336        $59,867        $47,400        $35,990        $22,593
Ratio to Average Net Assets of:
   Expenses, net of waivers and reimbursements            1.41%          1.41%          1.42%          1.49%          1.50%
   Expenses, before waivers and reimbursements            1.41%          1.41%          1.42%          1.49%          1.54%
   Net investment income (loss), net of
     waivers and reimbursements                          (0.77)%        (0.83)%        (0.71)%        (0.66)%        (0.55)%
   Net investment income (loss), before
     waivers and reimbursements                          (0.77)%        (0.83)%        (0.71)%        (0.66)%        (0.59)%
Portfolio turnover rate                                    95%            99%            96%           104%           112%

See notes to financial statements.


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


                                                                                     SMALL-CAP FUND
                                                     ----------------------------------------------------------------------------
                                                         Year             Year            Year          Year            Year
                                                         ended           ended           ended          ended           ended
                                                     Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998   Dec. 31, 1997   Dec. 31, 1996
                                                     -------------  -------------  -------------   -------------   -------------

Net Asset Value, Beginning of Year                     $10.40              $11.34         $11.58         $11.53         $11.03

Income (loss) from Investment Operations:
   Net investment income (loss)                          0.30                0.27           0.28           0.31           0.26
   Net realized and unrealized
     gains on investments                                0.03                0.17           0.68           1.95           1.41
                                                        ------             ------         ------         ------         ------
     Total from Investment Operations                    0.33                0.44           0.96           2.26           1.67
                                                        ------             ------         ------         ------         ------
Less Distributions:
   Dividends from net investment
     income                                             (0.30)              (0.26)         (0.28)         (0.30)         (0.26)
   Distributions from net realized gains                (3.58)              (1.12)         (0.92)         (1.91)         (0.91)
                                                        ------             ------         ------         ------         ------
     Total Distributions                                (3.88)              (1.38)         (1.20)         (2.21)         (1.17)
                                                        ------             ------         ------         ------         ------
Net Asset Value, End of Year                            $ 6.85             $10.40         $11.34          $11.58        $11.53
                                                        ======             ======         ======          ======        ======
Total Return                                             3.19%               4.06%          8.46%         19.91%         15.29%

Supplemental Data and Ratios:
   Net assets, end of year
     (in thousands)                                    $ 6,416            $24,936         $27,089        $29,164       $29,670
Ratio to Average Net Assets of:
   Expenses, net of waivers and reimbursements           1.52%               1.50%          1.44%          1.45%          1.44%
   Expenses, before waivers and reimbursements           1.68%               1.53%          1.49%          1.52%          1.49%
   Net investment income (loss), net of
     waivers and reimbursements                          2.51%               2.39%          2.38%          2.44%          2.23%
   Net investment income (loss), before
     waivers and reimbursements                          2.35%               2.36%          2.33%          2.37%          2.18%
Portfolio turnover rate                                   130%                118%           102%            94%           111%


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NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years. At December 31, 2000, the Fixed Income Fund had accumulated capital loss carryforwards of $773,899 expiring in 2007 and 2008. The Value Fund had accumulated capital loss carryforwards of $2,931,246 expiring in 2008. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward. For the year ended December 31, 2000, the Fixed Income, Value, Growth and Small-Cap Funds realized post-October losses of $23,439, $350,218, $203,150 and $109,326, respectively, which, for tax purposes, are deferred and will be recognized in the following year.

d) Distributions to Shareholders - All of the Funds pay dividends of net investment income quarterly except the Fixed Income Fund and the Small-Cap Fund, which pay dividends from net investment income monthly and annually, respectively. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

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The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 2000, reclassifications were recorded to increase paid-in-capital in excess of par by $0, $0, $0 and $3; increase (decrease) undistributed net investment income by $(4,005), $(35,277), $516,690 and $(2,225) and increase (decrease) undistributed net realized gain by $4,005, $35,277, $(516,690) and $2,222 for the Fixed Income, Value, Growth and Small-Cap Funds, respectively. For the year ended December 31, 2000, 0%, 100%, 20% and 15% of the dividends from net investment income, including short-term gains, qualifies for the dividends received deduction available to corporate shareholders of the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

For the year ended December 31, 2001, the Growth and Small-Cap Funds designate approximately $5,840,400 and $1,205,002, respectively, as long-term capital gains for purposes of the dividends paid deduction.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) AICPA Audit and Accounting Guide - The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Funds.

g) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Advisor, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the year ended December 31, 2000, the Funds paid the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; 1.00% for the Small-Cap Fund from January 1, 2000 to October 31, 2000; and 1.25% for the Small-Cap Fund from November 1, 2000 to December 31, 2000.

The Advisor voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.00% of the average daily net assets of the Fixed Income, 1.50% of the average daily net assets of the Value and Growth Funds, 1.50% of the average daily net assets of the Small-Cap Fund from January 1, 2000 to October 31, 2000 and 1.95% of the average daily net assets of the Small-Cap Fund from November 1, 2000 to December 31, 2000, respectively, computed on a daily basis. For the year ended December 31, 2000, expenses of $29,249 and $31,812 were waived by the Advisor in the Fixed Income and Small-Cap Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. As of December 31, 2000, the Small-Cap Fund was the only Fund participating in the Plan.

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5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the year ended December 31, 2000, were as follows:


                                 Fixed Income      Value        Growth        Small-Cap
                                     Fund          Fund          Fund           Fund
                                     ----          ----          -----          ----

Shares sold                        1,435,668     1,398,927     2,893,372       347,769
Shares issued to holders in
  reinvestment of distributions      243,896       128,032       490,956       407,287
Shares redeemed                   (1,498,611)   (1,586,690)   (2,532,090)   (2,217,734)
                                  ----------    ----------    ----------    -----------
  Net Increase (Decrease)            180,953       (59,731)      852,238    (1,462,678)
                                  ==========    ==========    ==========    ===========

   Transactions in shares of the Funds for the year ended December 31, 1999, were as follows:

                                Fixed Income     Value      Growth    Small-Cap
                                    Fund         Fund        Fund       Fund
                                    ----         ----        ----       ----

Shares sold                        840,507     408,800     619,830     139,695
Shares issued to holders in
  reinvestment of distributions    223,052     745,394     296,132     282,799
Shares redeemed                   (822,874)   (965,668)   (540,768)   (412,076)
                                  --------    --------    --------    ---------
  Net Increase                     240,685     188,526     375,194      10,418
                                  ========    ========    ========    ========

6. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2000, were as follows:
                    Fixed Income      Value      Growth        Small-Cap
                       Fund           Fund        Fund           Fund
                       ----           ----        ----           ----

Purchases
  U.S. Government   $12,057,282          --            --     $ 1,800,318
  Other              52,133,023   $42,011,191   $66,070,018    21,216,784
Sales
  U.S. Government    14,221,855          --            --       3,010,332
  Other              47,823,114    40,021,181    60,420,720    39,181,015

   At December 31, 2000, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $45,513,210, $51,145,959, $56,746,475 and $6,364,836 were as follows:

                                         Fixed Income     Value          Growth        Small-Cap
                                             Fund          Fund           Fund           Fund
                                             ----          ----           -----          ----

   Appreciation                            $ 748,627    $ 7,281,177    $ 15,570,994    $ 406,286
   Depreciation                            (916,730)    (3,337,092)     (4,340,633)    (310,020)
                                          ---------     -----------    ------------    ---------
   Net Appreciation (Depreciation)
     on Investments                       $(168,103)    $ 3,944,085    $ 11,230,361    $  96,266
                                          =========     ===========    ============    =========


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AQUINAS FUNDS
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REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of The Aquinas Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aquinas Funds, Inc. (a Maryland corporation, comprising the Aquinas Fixed Income Fund, Aquinas Value Fund, Aquinas Growth Fund and Aquinas Small-Cap Fund) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Aquinas Funds, Inc., as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.



/s/ ARTHUR ANDERSEN LLP

ARTHUR ANDERSEN LLP

Milwaukee, WI
January 23, 2001

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RESULTS OF THE SPECIAL MEETING
The special meeting of the shareholders of the Funds was held on September 5, 2000. Trustees elected by the shareholders at the time of the meeting were as follows: Michael R. Corboy, Sister Imelda Gonzalez, Thomas J. Marquez, Charles Clark, John L. Strauss, Kathleen Muldoon and Levy Curry.

The matters voted on by the shareholders of record as of July 31, 2000 and the results of the vote at the shareholder meeting held September 5, 2000 were as follows:

1. TO ELECT SEVEN DIRECTORS TO THE BOARD OF DIRECTORS

   MICHAEL R. CORBOY        For      Withheld
                            ---      --------
   Small-Cap Fund        1,835,505       --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,321,553       --

   SISTER IMELDA GONZALEZ, CDP
   Small-Cap Fund        1,835,505       --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,321,553        --

   THOMAS J. MARQUEZ
   Small-Cap Fund        1,835,505        --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,308,381     13,172

   CHARLES CLARK
   Small-Cap Fund        1,835,505        --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,308,381     13,172

   JOHN L. STRAUSS
   Small-Cap Fund        1,835,505        --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,308,381     13,172

   KATHLEEN MULDOON        For      Withheld
                           ---      --------
   Small-Cap Fund        1,835,505        --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,321,553        --

   LEVY CURRY
   Small-Cap Fund        1,835,505       --
   Growth Fund           1,747,707     43,220
   Value Fund            3,070,251     24,511
   Fixed Income Fund     2,321,553       --

2. TO APPROVE THE PROPOSED SERVICE AND
   DISTRIBUTION PLAN
                          For    Against   Abstain
                          ---    -------   -------
   Small-Cap Fund      1,835,051     454      --
   Growth Fund         1,714,901  67,469     8,753
   Value Fund          3,061,883  27,913     4,966
   Fixed Income Fund   2,303,340  13,581     4,632

3. TO APPROVE THE PROPOSED MANAGEMENT AND
   ADVISORY AGREEMENT
                        For    Against   Abstain
                        ---    -------   -------
   Small-Cap Fund   1,835,051    454       --



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AF

THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.